Notes Payable - Related Party (Details Narrative) - USD ($)									3 Months Ended			12 Months Ended
	Mar. 31, 2019	Mar. 25, 2019	Feb. 06, 2018	Feb. 02, 2018	Sep. 13, 2017	Aug. 29, 2017	Aug. 22, 2017	Dec. 16, 2016	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Jun. 28, 2019	Jun. 05, 2019	Mar. 29, 2019
Imputed interest													$ 46,340
Payment of note payable related party		$ 500,000										$ 9,900,000	960,000	$ 75,000
Number of warrants outstanding	8,143,115											8,143,115			449,275		365,523
Warrant exercise price															$ 2.40
Increase in interest rate												9.00%
Accrued interest	$ 22,196											$ 22,196				$ 18,226	$ 52,065
Purchase of equipment									$ 250,449	$ 566,364	$ 507,181	$ 2,291,907	$ 304,188
Until October 1, 2019 [Member]
Debt interest rate	4.60%											4.60%
May 2019 [Member]
Payment of note payable related party												$ 1,500,000
Legal Consultant [Member]
Payment of note payable related party						$ 100,000
Number of warrants outstanding						40,000
Warrant exercise price						$ 0.50
Warrant term						2 years
Value of warrant						$ 46,188
Mansfield, LLC [Member] | Chief Executive Officer [Member]
Purchase of promissory note								$ 1,035,000
Imputed interest								$ 46,340
Hallam, Inc [Member] | First Payment [Member]
Payment of note payable related party							$ 100,000
Hallam, Inc [Member] | Second Payment [Member]
Payment of note payable related party				$ 100,000
Hallam, Inc [Member] | Shareholders [Member]
Payment of note payable related party			$ 100,000		$ 100,000		$ 200,000
Jagemann Stamping Company's [Member]
Payment of note payable related party	$ 9,900,000	$ 500,000										$ 10,400,000
Debt instrument maturity date description												On April 30, 2019, the original due date of the note was subsequently extended to April 1, 2020.
Purchase of equipment												$ 18,869,541